Operating Lease Right-of-Use Assets, Net (Details)	6 Months Ended
Dec. 31, 2021
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets	10 years
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets	20 years